Borrowings - Summary of Korean Won and Foreign Currency Borrowings (Detail) ₩ in Millions	12 Months Ended
	Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 SGD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 KRW (₩)
Disclosure of detailed information about borrowings [line items]
Maturity	Jun. 5, 2025
Annual interest rates	0.00%	0.00%	0.00%
Borrowings	₩ 7,316,298	$ 284,000,000	$ 519,598,989	₩ 7,298,867
The 1st CB(Private) Jun. 5, 2020 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	5,623
Redemption premium	2,267
Bond discount issuance	(4,644)
The 1st CB(Private) Jun. 5, 2020 [member] | The 1st CB(Private) Jun. 5, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	₩ 8,000